Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000024768 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024768 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024768 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024768 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024768 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024768 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024768 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000024768 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000024770 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024770 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024770 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024770 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024770 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024770 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024770 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000024770 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000024771 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024771 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024771 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024771 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000024771 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024771 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024771 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000024771 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000062220 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062220 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062220 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062220 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062220 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000062220 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062220 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062220 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000173769 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173769 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173769 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173769 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173769 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173769 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173769 | High Yield Core Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000173769 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	84.30%